Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli ESG Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2018